Bank Borrowings	12 Months Ended
Jun. 30, 2015
BANK BORROWINGS [Abstract]
Bank Borrowings
10.	BANK BORROWINGS

Bank borrowings as of June 30, 2014 and 2015 consisted of the following:

	As of June 30,
	2014	2015
	RMB	RMB
Long-term bank loans
Secured long-term bank loans	419,179	280,339
Less: current portion of long-term bank loans	(128,135)	(121,584)
Non-current portion of long-term bank loans	291,044	158,755

As of June 30, 2014 and 2015, bank borrowings consisted of the following bank loans:

•	In February 2014, the Group entered into a two-year bank loan facility agreement, or the 2014 Facility 1, under which the Group can borrow up to US$21,000 at a floating interest rate of 2.95% per annum above 3 months LIBOR. This facility was collateralized by pledged time deposits of RMB140,000. From March 2014 to May 2014, the Group drew down US$21,000 (RMB128,770) under the 2014 Facility 1. On September 4, 2014, the Company repaid the US$21,000 bank loan under 2014 Facility 1 before its maturity date, and related pledged time deposits was released upon the repayment.

Transaction costs of RMB1,475 were incurred to establish the 2014 Facility 1 as of June 30, 2015, which have been capitalized on the Company’s consolidated balance sheet, of which RMB1,073 and nil have not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2014 and 2015, respectively. The 2014 Facility 1 incurred interest expense of RMB1,211 and RMB743 for the year ended June 30, 2014 and 2015, respectively.

•	In March 2014, the Group entered into a loan facility agreement, or the 2014 Facility 2, under which the Group can borrow up to US$20,000 and RMB85,000 at the floating interest rates of 1.25% per annum above 3 month LIBOR and 1.25% per annum above the bank’s cost of funds, respectively. As of June 30, 2015, the Group has made drawdowns of US$20,000(RMB123,042) and RMB85,000 under the 2014 Facility 2 due in March 2016. This bank loan facility is collateralized by pledged time deposits of RMB223,038, which will be released upon the termination or expiry of this facility at the Company’s request. RMB8,024 and RMB6,103 of restricted cash were deposited as interest reserve as of June 30, 2014 and 2015. On June 26, 2015, the Company repaid the RMB85,000 bank loan under 2014 Facility 2 before its maturity date.

Transaction costs of RMB3,281 were incurred to establish the 2014 Facility 2, and have been capitalized on the Company’s consolidated balance sheet, of which RMB2,893 and RMB688 has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2014 and 2015, respectively. The 2014 Facility 2 incurred interest expense of RMB782 and RMB5,917 for the year ended June 30, 2014 and 2015, respectively.

•	In May 2014, the Group entered into a loan facility agreement, or the 2014 Facility 3, with maximum term of two years. Under the 2014 Facility 3, the Group can borrow up to US$18,000 at a floating interest rate of 1 month LIBOR plus 1% per annum. The balance of collateralized time deposit pledge was RMB129,896. In June 2014, the Group made a drawdown of US$14,000(RMB86,373) under this facility. In May 2015, the Group drew down the remaining US$4,000 (RMB24,455) under this facility.

Transaction costs of RMB1,397 were incurred to establish the 2014 Facility 3, and have been capitalized on the Company’s consolidated balance sheet, of which RMB258 and RMB166 has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2014 and 2015, respectively. The 2014 Facility 3 incurred interest expense of RMB66 and RMB1,047 for the year ended June 30, 2014 and 2015, respectively.

•	On May 12, 2015, the Company entered into a two-year bank loan facility agreement, or the 2015 Facility 1, under which the Company can borrow up to US$12,000 at a floating interest rate at 1% per annum above 1 month LIBOR. In May 2015, the Company drew down US$8,000(RMB48,909). As of June 30, 2015, the outstanding balance under this facility is at US$8,000 due in May 2017. This bank loan facility is collateralized by pledged time deposits of RMB79,000, which will be released upon the termination or expiry of this facility.

Transaction cost of RMB99 was incurred to establish the 2015 Facility 1 and has been capitalized on the Company’s consolidated balance sheet, of which RMB33 has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2015. The 2015 Facility 1 incurred interest expense of RMB55 for the year ended June 30, 2015.

The agreements of the 2014 Facility 1, the 2014 Facility 2, the 2014 Facility 3 and the 2015 Facility 1 do not contain financial covenants or restrictions , except that the proceeds shall not be used or reinvested in China.

The carrying value of the bank loans approximates their fair value. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term and long-term bank loans (see Note 21).

The repayment schedule of the long-term bank loans is as follows:

	As of June 30,
	2014	2015
	RMB	RMB
Within one year	128,135	121,584
Between one and two years	291,044	158,755